Significant Accounting Policies (Q3) (Details) - USD ($)		1 Months Ended				3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Jun. 29, 2022	Jun. 29, 2022	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Federal depository insurance coverage						$ 250,000			$ 250,000		$ 250,000
Maturity days								185 days			185 days
Effective tax rate						7.46%	2.38%	0.00%	31.74%	1.03%	6.50%
Statutory tax rate								$ 21	$ 21		$ 21
Interest and penalties expense						$ 0	$ 0		$ 19,158	$ 0
Warrants issued (in Shares)						17,404,250			17,404,250
Offering costs						$ 7,959,726			$ 7,959,726
Underwriting fees									3,450,000		3,450,000
Representative's shares cost									3,570,576
Representative's warrants cost									259,527
Other offering costs						$ 679,623			679,623		258,548
Offering costs									$ 7,701,178		$ 7,701,178
Shares of common stock (in Shares)			4,743,750	862,500	5,175,000				17,404,250
Public Warrant [Member]
Significant Accounting Policies [Line Items]
Issued warrants (in Shares)									9,487,500		9,487,500
Offering costs									$ 258,548
Private Placement Warrants [Member]
Significant Accounting Policies [Line Items]
Issued warrants (in Shares)									7,347,500
Over-Allotment Option [Member]
Significant Accounting Policies [Line Items]
Underwriters (in Shares)									569,250		569,250
Trust Account [Member]
Significant Accounting Policies [Line Items]
Interest income	$ 1,171,438	$ 8,447
U S Treasury Bills Held in Trust Account [Member]
Significant Accounting Policies [Line Items]
Maturity days									185 days